Consolidated Statements of Comprehensive Income (Loss) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Statement of comprehensive income [abstract]
Net income (loss)	$ 375,097	$ (28,225)
Items that may be reclassified to income:
Change in fair value of cash flow hedges (note 18)	(74,790)	153,863
Forward elements excluded from hedging relationship (note 18)	45,416	(174,078)
Items that will not be reclassified to income:
Actuarial gains (losses) on defined benefit pension plans (note 20(a))	564	(77)
Taxes on above items	674	6,597
Other comprehensive loss	(28,136)	(13,695)
Comprehensive income (loss)	346,961	(41,920)
Attributable to:
Methanex Corporation shareholders	287,999	(26,240)
Non-controlling interests (note 23)	$ 58,962	$ (15,680)